Other Noncurrent Liabilities - Other Noncurrent Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Accrued straight-line rent	$ 5	$ 10
Reserve for underground storage tank removal	14	13
Reserve for environmental remediation, long-term	35	29
Unfavorable lease liability	12	14
Others	30	37
Other noncurrent liabilities	$ 96	$ 103